Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
10.	Commitments and contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)	Commitments under Contracts for BWMS Installation

The Company has entered into a contract to purchase and install BWMS on five of its dry bulk carriers and five of its tanker vessels. As of December 31, 2021, the Company had completed and put into use the BWMS installation on one of these five dry bulk carriers, the Magic Sun, and one of the five tanker vessels, the Wonder Mimosa, whereas, the contracted BWMS system installations on the remaining eight above discussed vessels are expected to be concluded during 2022. It is estimated that the contractual obligations related to these purchases, excluding installation costs, will be on aggregate approximately €3.0 million (or $3.4 million on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.1324 as of December 31, 2021), of which €2.4 million (or $2.7 million) are due in 2022 and €0.6 million (or $0.7 million) are due in 2023. These costs will be capitalized and depreciated over the remainder of the life of each vessel.

(b)	Commitments under long-term lease contracts

The following table sets forth the Company’s future minimum contracted lease payments (gross of charterers’ commissions), based on vessels’ commitments to non-cancelable fixed time charter contracts as of December 31, 2021. The calculation does not include any assumed off-hire days.

Twelve-month period ending December 31,	Amount
2022	$25,772,380
Total	$25,772,380